WARRANTS (Details 1)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Dividend yield	0.00%
Minimum [Member]
Statement [Line Items]
Stock price	0.19
Risk-free interest rate	0.26%
Expected life	1 year
Estimated volatility in the market price of the common shares	87.00%
Maximum [Member]
Statement [Line Items]
Stock price	0.35
Risk-free interest rate	0.32%
Expected life	3 years
Estimated volatility in the market price of the common shares	89.00%